FAIR VALUE MEASUREMENTS - Fair Value Assets with Unobservable Inputs (Details) - Rabbi Trust investments: $ in Thousands	9 Months Ended
Sep. 30, 2024 USD ($)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 21,869
Net realized and unrealized losses recognized in earnings	1,467
Plan contributions	262
Plan distributions	(2,143)
Balance at end of period	21,455
Realized gains	800
Unrealized gains	$ 700